Convertible Notes and Note Payable (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021	Jun. 14, 2021	Sep. 30, 2020
Convertible Notes and Note Payable (Details) [Line Items]
Outstanding principal percentage				100.00%
SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Cash proceeds			$ 15.0
Annual interest rate			5.00%
Maturity date			Jun. 26, 2022	May 31, 2025
Discount rate				20.00%
Price per share (in Dollars per share)				$ 0.8
Conversion amount				$ 30.0
Outstanding principal percentage				200.00%
Derivative liability								$ 2.5
Total amount of debt discount at issuance				$ 2.5
Total interest expense				0.7	$ 2.0
Debt discount				0.4	1.3
Total proceeds				30.0
Outstanding principal amount				15.0
Accrued interest				1.4
Remaining debt discount				0.2
Derivative liability at fair value				$ 4.1
SVB March 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Maturity date				Sep. 01, 2024
Total interest expense				$ 1.0	2.4
Borrowings		$ 30.0
Issuance of warrants to purchase (in Shares)		127,570
Fair value issuance		$ 2.3
Final payment provision		$ 1.1
Loan bears interest rate				9.00%
Prime rate				5.75%
Interest rate				13.25%
Comprehensive loss				$ 2.8	4.5
Accrued interest				0.2	0.2
Amortization of the debt discount				$ 3.5	3.5
Maturity date, description				The original maturity date of the loan was April 26, 2022 (“Early Maturity Date”), with an opportunity for extension to September 2024 or March 2025 if certain performance milestones are met, including the conversion of the SNAP June 2020 Note. In April 2022, the Company entered into a loan modification agreement with Silicon Valley Bank, which extended the note’s Early Maturity Date to May 26, 2022 which also extended the period of amortization of the discount.
SCI June 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Maturity date				May 31, 2025
Total interest expense				$ 0.8	1.0
Final payment provision	$ 0.5
Prime rate				5.75%
Interest rate				13.25%
Maturity date, description				As the SNAP June 2020 Note was not paid in full and did not mature on June 26, 2022 due to its conversion, the maturity date of the SCI June 2021 Note is May 31, 2025.
Increments amount	5.0
Total commitment amount	$ 15.0
Initial amount							$ 5.0
Remaining amount						$ 10.0
Final payment provision percentage	3.50%
Convertible note to purchase (in Shares)	63,785
Fair value of issuance	$ 1.5
Loan bears interest rate				9.00%
Incurred and paid stated interest amount				$ 1.5	$ 0.3
Warrants and discounts				2.2
Total commitment amount				$ 15.0
SCI June 2021 Note [Member] | IPO [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Maturity date				Jun. 26, 2022
Class A Common Stock [Member] | SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Converted shares (in Shares)				368,384